SCHEDULE OF PREPAYMENTS (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule Of Prepayments
Prepaid expenses	[1]	$ 1,880,833	$ 3,678,951
Total		$ 1,880,833	$ 3,678,951

[1]	The balance represents the prepaid expenses to various suppliers, including but not limited to prepaid system development fee, prepaid data collection expense, prepaid marketing expense and other miscellaneous expenses.